Post-Employment and Other Long-Term Employees Benefits - Reconciliation for Plan Assets Measured at Fair Value Using Unobservable Inputs (Level 3) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value at beginning of year	$ 473
Foreign currency translation adjustment		$ (1)
Plan assets at fair value at end of year	477	473
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value at beginning of year	102	102
Contributions (employer and employee)	16	14
Actual return on plan assets	(3)	1
Benefits paid	(6)	(3)
Assets sold during the year		(1)
Settlements	(10)	(9)
Foreign currency translation adjustment	(3)	(2)
Plan assets at fair value at end of year	$ 96	$ 102